N-2 - shares	Sep. 08, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0000845611
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	The Gabelli Convertible and Income Securities Fund Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Gabelli Convertible and Income Securities Fund is a diversified, closed-end management investment company whose primary investment objective is to seek a high level of total return through a combination of current income and capital appreciation.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase any shares of its common stock in the open market.

For the six months ended June 30, 2022 and the year ended December 31, 2021, transactions in common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	141,749	$797,674	76,895	$491,633

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series E Preferred at a redemption price of $100 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

As of June 30, 2022, the Fund had an effective shelf registration authorizing the issuance of $125 million in common or preferred shares.

On October 16, 2019, the Fund issued 350,000 shares of Series E Preferred 4.00% Cumulative Preferred Stock, receiving $34,876,680 after the deduction of offering expenses of $123,320. The Series E has a liquidation value of $100 per share and an annual dividend rate of 4.00%. The Series E Preferred is subject to mandatory redemption by the Fund on October 16, 2023. At June 30, 2022, 337,600 shares of Series E Preferred were outstanding and accrued dividends amounted to $18,755.

From April 16, 2020 to October 15, 2020 (the First Put Period), the Fund would accept for redemption, in aggregate, up to 10% of the outstanding Series E Preferred. From October 16, 2020 to October 15, 2021 (the

Second Put Period), the Fund will accept for redemption, in aggregate, up to 20% of the outstanding Series E Preferred, with the number of outstanding Series E Preferred determined as of October 16, 2020. A Series E Preferred stockholder may, after notice to the Fund 30 days prior to the respective put period, submit one redemption request for part or all of such holdings in each put period, subject to the respective foregoing percentage limitations. The Fund will redeem such Shares at the liquidation preference plus any accumulated and unpaid dividends. If the capacity limitations for the First Put Period or the Second Put Period are exceeded, the Fund will redeem the Series E Preferred on a pro rata basis. During the period from October 16, 2021 to October 15, 2022 (the Third Put Period), a Series E Preferred stockholder may, with notice 45 days prior to the Fund, submit part or all of such Shares without limitation for redemption at the liquidation preference plus any accumulated and unpaid dividends.

On October 16, 2023, the Fund will redeem any Series E Preferred not previously liquidated at the liquidation preference plus any accumulated and unpaid dividends.

On May 17, 2020, 12,400 shares of the Series E were put back to the Fund at their liquidation preference of $100 per share plus accrued and unpaid dividends.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		998,000,000
Outstanding Security, Held [Shares]		19,040,029
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series E Preferred at a redemption price of $100 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

As of June 30, 2022, the Fund had an effective shelf registration authorizing the issuance of $125 million in common or preferred shares.

On October 16, 2019, the Fund issued 350,000 shares of Series E Preferred 4.00% Cumulative Preferred Stock, receiving $34,876,680 after the deduction of offering expenses of $123,320. The Series E has a liquidation value of $100 per share and an annual dividend rate of 4.00%. The Series E Preferred is subject to mandatory redemption by the Fund on October 16, 2023. At June 30, 2022, 337,600 shares of Series E Preferred were outstanding and accrued dividends amounted to $18,755.

From April 16, 2020 to October 15, 2020 (the First Put Period), the Fund would accept for redemption, in aggregate, up to 10% of the outstanding Series E Preferred. From October 16, 2020 to October 15, 2021 (the

Second Put Period), the Fund will accept for redemption, in aggregate, up to 20% of the outstanding Series E Preferred, with the number of outstanding Series E Preferred determined as of October 16, 2020. A Series E Preferred stockholder may, after notice to the Fund 30 days prior to the respective put period, submit one redemption request for part or all of such holdings in each put period, subject to the respective foregoing percentage limitations. The Fund will redeem such Shares at the liquidation preference plus any accumulated and unpaid dividends. If the capacity limitations for the First Put Period or the Second Put Period are exceeded, the Fund will redeem the Series E Preferred on a pro rata basis. During the period from October 16, 2021 to October 15, 2022 (the Third Put Period), a Series E Preferred stockholder may, with notice 45 days prior to the Fund, submit part or all of such Shares without limitation for redemption at the liquidation preference plus any accumulated and unpaid dividends.

Outstanding Security, Authorized [Shares]		1,995,000
Series E Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		337,600